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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended September 30, 2007

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        November 15, 2007,  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            59
                                              --------------

Form 13F Information Table Value Total:         $3,316,478


                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
--------------------------------------------- ---------------------  --------   ------------
                                                                                VOTING   AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/    INVESTMENT  OTHER
NAME OF ISSUER     CLASS    CUSIP    [X$1000] PRN AMT    DISCRETION  MANAGERS   SOLE     SHARED    NONE
--------------------------------------------- ---------- ----------  --------   ------------------ ----
3M Company            COM   88579Y101   238204    2545454    SOLE                   X
Aaron Rents Inc       COM   002535201     4343     194755    SOLE                   X
Anheuser-Busch Cos    COM   035229103    87959    1759527    SOLE                   X
Arkansas Best Corp    COM   040790107    28012     857685    SOLE                   X
Automatic Data Proc   COM   053015103    38124     830049    SOLE                   X
Avery Dennison Corp   COM   053611109   109625    1922565    SOLE                   X
Berkshire Hathaway    COM   084670207      217         55    SOLE                   X
Briggs & Stratton     COM   109043109   103033    4091858    SOLE                   X
CDI Corp.             COM   125071100    31707    1137273    SOLE                   X
Coca Cola             COM   191216100   137475    2392109    SOLE                   X
Colgate-Palmolive     COM   194162103    98091    1375370    SOLE                   X
Corning Inc.          COM   219350105      286      11600    SOLE                   X
Cost Plus Inc         COM   221485105    11979    2979771    SOLE                   X
CPI Corp.             COM   125902106     7639     198300    SOLE                   X
Dixie Group Inc.      COM   255519100    18946    1994328    SOLE                   X
Dun & Bradstreet      COM   26483e100      690       7000    SOLE                   X
DuPont                COM   263534109    80263    1619505    SOLE                   X
Eastman Kodak         COM   277461109    11403     426121    SOLE                   X
Estee Lauder Cos      COM   518439104     6715     158155    SOLE                   X
Ethan Allen Interio   COM   297602104    26193     801244    SOLE                   X
Evans & Sutherland    COM   299096107      570     275555    SOLE                   X
Furniture Brands In   COM   360921100     2218     218740    SOLE                   X
Gannett Co Inc.       COM   364730101   119952    2744887    SOLE                   X
General Mills Inc.    COM   370334104    54692     942798    SOLE                   X
Handleman             COM   410252100     6672    2180474    SOLE                   X
Hutchinson Tech Inc   COM   448407106    81115    3297370    SOLE                   X
Illinois Tool Works   COM   452308109   100600    1686790    SOLE                   X
Imation Corp.         COM   45245A107    65142    2655606    SOLE                   X
Intel Corp            COM   458140100    52022    2011695    SOLE                   X
Invacare Corp         COM   461203101    37990    1624876    SOLE                   X
Johnson & Johnson     COM   478160104      546       8309    SOLE                   X
Kellwood Co           COM   488044108    21346    1251947    SOLE                   X
Kemet Corp.           COM   488360108      441      60055    SOLE                   X
Kimberly-Clark Corp   COM   494368103    48639     692276    SOLE                   X
La Z Boy Inc.         COM   505336107    19279    2612376    SOLE                   X
Lawson Products       COM   520776105     2292      65836    SOLE                   X
Learning Tree         COM   522015106    13213     743573    SOLE                   X
Leggett & Platt Inc   COM   524660107   103609    5407574    SOLE                   X
Marsh & McLennan      COM   571748102   129807    5090481    SOLE                   X
Masco Corp            COM   574599106    59838    2582565    SOLE                   X
Maxwell Technologie   COM   577767106    19379    1666324    SOLE                   X
Microsoft Corp        COM   594918104   251305    8530389    SOLE                   X
Newell Rubbermaid     COM   651229106    36117    1253206    SOLE                   X
Newport Corp.         COM   651824104     2075     136255    SOLE                   X
Office Depot Inc      COM   676220106   125928    6107099    SOLE                   X
Pacific Sunwear CA    COM   694873100    13611     919638    SOLE                   X
PepsiCo Inc.          COM   713448108      325       4441    SOLE                   X
Pfizer Inc.           COM   717081103    74291    3040986    SOLE                   X
Procter & Gamble      COM   742718109      616       8763    SOLE                   X
Rogers Corp.          COM   775133101    19323     469126    SOLE                   X
Seagate Technology    COM   G7945J104   125861    4920303    SOLE                   X
Talbots Inc           COM   874161102   103893    5771855    SOLE                   X
Target Corp           COM   87612e106     5614      88312    SOLE                   X
Toll Brothers Inc     COM   889478103     4852     242715    SOLE                   X
Walgreen Co.          COM   931422109    94524    2000940    SOLE                   X
Wal-Mart Stores Inc   COM   931142103   166437    3812997    SOLE                   X
Wells Fargo & Co      COM   949746101   103985    2919299    SOLE                   X
WP Stewart & Co Ltd   COM   G84922106   123150   12414356    SOLE                   X
YRC Worldwide Inc     COM   984249102    84301    3085670    SOLE                   X

